Goodwill	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
Goodwill

13. GOODWILL

In 2013, for the reporting units of the MMOG business, the Web game business, the 17173 Business and the cinema advertising business, the Company qualitatively assessed whether it is more likely than not that the fair values of these reporting units were less than their carrying amounts. The MMOG business and the Web game business are aggregated and presented as the online game business reporting unit.

The changes in the carrying value of goodwill are as follows:

	Online Game (in thousands)	17173 Business (in thousands)	Others (in thousands)	Total (in thousands)
Balance as of December 31, 2012
Goodwill	$116,992	$17,929	$5,201	$140,122
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$116,992	$17,929	$—	$134,921

Transactions in 2013
Acquisitions	$33,740	$7,626	$—	$41,366
Foreign exchange	3,363	602	—	3,965
Balance as of December 31, 2013
Goodwill	$154,095	$26,157	$5,201	$185,453
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$154,095	$26,157	$—	$180,252

For the qualitative analysis performed for the MMOG business, the Web game business and the online advertising business, the Company took into consideration all the events and circumstances listed in ASC350, Intangibles—Goodwill and Other, in addition to other entity specific factors. Based on the assessment, the Company determined that it was not necessary to perform a quantitative goodwill impairment test for the MMOG business, the Web game business and the online advertising business. In addition, Doyo and the RaidCall Business were acquired in November and December 2013, respectively. Since Doyo primarily engages in the online advertising and traffic monetization business, which has similar economic characteristics to the 17173 Business, the 17173 Business and Doyo are aggregated as a reporting unit. The RaidCall Business will be aggregated with the Company’s online game segment as one reporting unit, since the RaidCall Business’s communications tool is expected to enhance playing experience of the Company’s game players.

After completing its annual impairment reviews for each reporting unit on an annual basis as of October 1, 2013, the Company concluded that goodwill was not impaired. Management is not aware of the occurrence any significant events or changes in circumstances from the assessment date to December 31, 2013 that would be more likely than not to reduce the fair values of the reporting units below their carrying values.